SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details) - Patents and software licenses	12 Months Ended
Dec. 31, 2023
Minimum
Significant Accounting Policies
Useful life	3 years
Maximum
Significant Accounting Policies
Useful life	15 years